Convertible Redeemable Preferred Stock - Schedule of Company's convertible redeemable preferred stock (Detail) - USD ($)	Dec. 31, 2025	May 08, 2025	Apr. 11, 2025	Dec. 31, 2024	Dec. 27, 2024	Jan. 26, 2024	Dec. 31, 2022	Dec. 31, 2020	Jul. 31, 2020	Nov. 30, 2019	Dec. 31, 2018
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000			5,000,000
Preferred Stock, Shares Issued	0			0
Preferred Stock, Value, Issued	$ 0			$ 0
Series Seed Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued											24,871,033
Series Seed II Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued								27,499,984	13,749,989	13,749,995
Series A Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued								101,515,976
Series B Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	6,141,902						107,814,417
Preferred Stock, Value, Issued							$ 109,700,000
Series B-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued							32,419,574
Preferred Stock, Value, Issued							$ 20,800,000
Series C Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued		4,858,933	35,032,081		20,508,938
Preferred Stock, Value, Issued		$ 6,000,000	$ 43,200,000		$ 25,300,000
Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued					22,869,771
ColdQuanta, Inc. dba Infleqtion [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	383,910,610			383,910,610
Preferred Stock, Shares Issued	383,532,609			343,641,595
Preferred Stock, Value, Issued	$ 296,814,000			$ 247,584,000
Preferred Stock, Liquidation Preference, Value	$ 289,327,000			$ 240,101,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series Seed Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	24,871,033			24,871,033
Preferred Stock, Shares Issued	24,871,033			24,871,033
Preferred Stock, Value, Issued	$ 6,526,000			$ 6,526,000
Preferred Stock, Liquidation Preference, Value	$ 6,750,000			$ 6,750,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series Seed II Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	27,499,984			27,499,984
Preferred Stock, Shares Issued	27,499,984			27,499,984
Preferred Stock, Value, Issued	$ 10,411,000			$ 10,411,000
Preferred Stock, Liquidation Preference, Value	$ 10,450,000			$ 10,450,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series A Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	101,515,976			101,515,976
Preferred Stock, Shares Issued	101,515,976			101,515,976
Preferred Stock, Value, Issued	$ 36,658,000			$ 36,658,000
Preferred Stock, Liquidation Preference, Value	$ 36,830,000			$ 36,830,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued						1,474,056
ColdQuanta, Inc. dba Infleqtion [Member] | Series B Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	113,956,319			113,956,319
Preferred Stock, Shares Issued	113,956,319			113,956,319
Preferred Stock, Value, Issued	$ 112,145,000			$ 112,145,000
Preferred Stock, Liquidation Preference, Value	$ 115,962,000			$ 115,962,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series B-1 Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	32,419,574			32,419,574
Preferred Stock, Shares Issued	32,419,574			32,419,574
Preferred Stock, Value, Issued	$ 32,990,000			$ 32,990,000
Preferred Stock, Liquidation Preference, Value	$ 20,813,000			$ 20,813,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series C Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	60,777,953			60,777,953
Preferred Stock, Shares Issued	60,399,952			20,508,938
Preferred Stock, Value, Issued	$ 71,733,000			$ 22,503,000
Preferred Stock, Liquidation Preference, Value	$ 74,534,000			$ 25,308,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Issued					$ 22,869,771
ColdQuanta, Inc. dba Infleqtion [Member] | Series C-1 Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	22,869,771			22,869,771
Preferred Stock, Shares Issued	22,869,771			22,869,771
Preferred Stock, Value, Issued	$ 26,351,000			$ 26,351,000
Preferred Stock, Liquidation Preference, Value	$ 23,988,000			$ 23,988,000